Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) yr shares	Dec. 31, 2018 CAD ($) yr $ / shares shares	Dec. 31, 2017 USD ($) yr shares	Dec. 31, 2017 CAD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted | $ / shares		$ 5.49		$ 5.85
Total fair value of options issued	$ 2,000		$ 2,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price		$ 26.25		$ 27.37
Expected dividend yield	1.73%	1.73%	1.15%	1.15%
Expected volatility	35.00%	35.00%	36.00%	36.00%
Risk-free interest rate	1.91%	1.91%	0.94%	0.94%
Expected option life, in years | yr	2.5	2.5	2.5	2.5
Weighted average fair value per option granted | $ / shares		$ 5.49		$ 5.85
Number of options issued during the period | shares	549,210	549,210	508,360	508,360
Total fair value of options issued	$ 2,347		$ 2,236